Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

7. Property, Plant and Equipment, Net

Property and equipment and related accumulated depreciation were as follows:

	December 31, 2017	December 31, 2018
Construction in process	1,016,643	1,289,611
Mold and tooling	2,619	1,032,685
Leasehold improvements	413,368	653,298
Building and construction	-	481,121
Charging & battery swap infrastructure	-	470,506
Production facilities	134,080	456,569
Computer and electronic equipment	178,534	393,931
R&D equipment	173,741	320,362
Purchased software	135,775	286,034
Others	77,681	146,869
Subtotal	2,132,441	5,530,986
Less: Accumulated depreciation	(221,428)	(677,829)
Total property, plant and equipment, net	1,911,013	4,853,157

The Group recorded depreciation expenses of RMB45,013, RMB165,960 and RMB469,408 for the years ended December 31, 2016, 2017 and 2018, respectively.